Cover Page	Jul. 24, 2025	May 08, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 24, 2025
Entity Registrant Name		Joint Corp.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36724
Entity Tax Identification Number		90-0544160
Entity Address, Address Line One		16767 N. Perimeter Drive
Entity Address, Address Line Two		Suite 110
Entity Address, City or Town		Scottsdale
Entity Address, State or Province		AZ
Entity Address, Postal Zip Code		85260
City Area Code		480
Local Phone Number		245-5960
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001
Trading Symbol		JYNT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001612630
Amendment Flag		false